Fair Value Measurement (Estimated Fair Value of Financial Instruments) (Details)	Dec. 31, 2010 USD ($)		Dec. 31, 2010 KRW		Dec. 31, 2009 KRW		Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] KRW	Dec. 31, 2009 Carrying (Reported) Amount, Fair Value Disclosure [Member] KRW	Dec. 31, 2010 Estimate of Fair Value, Fair Value Disclosure [Member] KRW	Dec. 31, 2009 Estimate of Fair Value, Fair Value Disclosure [Member] KRW
Cash and cash equivalents							3,867,316,000,000	2,695,569,000,000	3,867,316,000,000	2,695,569,000,000
Restricted cash							3,359,465,000,000	6,050,241,000,000	3,359,465,000,000	6,050,241,000,000
Interest-bearing deposits in other banks	873,349,000		987,408,000,000		466,890,000,000		987,408,000,000	466,890,000,000	987,408,000,000	466,890,000,000
Call loans and securities purchased under resale agreements	2,520,369,000		2,849,529,000,000		2,036,142,000,000		2,849,529,000,000	2,036,142,000,000	2,849,529,000,000	2,036,142,000,000
Investments							33,911,415,000,000	33,245,391,000,000	34,767,315,000,000	34,020,413,000,000
Loans	170,658,959,000	[1]	192,947,019,000,000	[1]	193,454,326,000,000	[1]	192,947,019,000,000	193,454,326,000,000	193,137,284,000,000	192,767,714,000,000
Due from customers on acceptances	1,661,233,000		1,878,190,000,000		1,895,444,000,000		1,878,190,000,000	1,895,444,000,000	1,878,190,000,000	1,895,444,000,000
Accrued interest and dividends receivable	846,229,000		956,746,000,000		1,029,257,000,000		956,746,000,000	1,029,257,000,000	956,746,000,000	1,029,257,000,000
Security deposits	1,239,580,000		1,401,469,000,000		1,405,638,000,000		1,401,469,000,000	1,405,638,000,000	1,401,469,000,000	1,405,638,000,000
Loans held for sale							73,460,000,000	201,275,000,000	73,460,000,000	201,275,000,000
Other assets - off-balance sheet instruments							19,275,000,000	29,808,000,000	19,275,000,000	29,808,000,000
Interest bearing	156,418,006,000		176,846,197,000,000		166,078,921,000,000		176,846,197,000,000	166,078,921,000,000	176,840,307,000,000	166,113,912,000,000
Non-interest-bearing deposits	2,725,931,000		3,081,938,000,000		3,104,147,000,000		3,081,938,000,000	3,104,147,000,000	3,081,938,000,000	3,104,147,000,000
Call money	535,466,000		605,398,000,000		1,364,516,000,000		605,398,000,000	1,364,516,000,000	605,398,000,000	1,364,516,000,000
Acceptances outstanding	1,661,233,000		1,878,190,000,000		1,895,444,000,000		1,878,190,000,000	1,895,444,000,000	1,878,190,000,000	1,895,444,000,000
Accrued interest payable	3,275,539,000		3,703,325,000,000		3,819,342,000,000		3,703,325,000,000	3,819,342,000,000	3,703,325,000,000	3,819,342,000,000
Other borrowed funds							8,775,200,000,000	8,176,286,000,000	8,775,784,000,000	8,175,635,000,000
Secured borrowings	2,344,833,000		2,651,069,000,000		4,669,728,000,000		2,651,069,000,000	4,669,728,000,000	2,829,896,000,000	4,883,609,000,000
Long-term debt	26,605,460,000		30,080,132,000,000		39,569,909,000,000		30,080,132,000,000	39,569,909,000,000	31,307,786,000,000	40,441,451,000,000
Other liabilities-off-balance sheet instruments							19,275,000,000	29,808,000,000	19,275,000,000	29,808,000,000

[1]	Total pledged loans amounted to (Won)4,956,728 million and (Won)2,130,765 million as of December 31, 2009 and 2010, respectively (See Note 31).